Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Series A Preferred stock, par or stated value per share	$ 0.01	$ 0.01
Series A Preferred stock, shares authorized	100,000,000	100,000,000
Series A Preferred stock, shares outstanding	166,173	0
Series A Preferred stock, shares issued	166,173	0
Common stock, par or stated value per share	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	127,287,205	0
Common stock, shares outstanding	124,220,108	0
Treasury stock, shares	3,067,097	0